Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	Installed Building Products, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36307
Entity Tax Identification Number	45-3707650
Entity Address, Address Line One	155 E. Broad St., Suite 300
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	221-3399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IBP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001580905
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Oct. 27, 2026